INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investment Holdings [Line Items]
Amortized cost	$ 429,328	$ 654,008
Held To Maturity Gross Unrealized Gain Accumulated In Investments	2,212	5,572
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	7,422	6,479
Held-to-Maturity Market Value	424,118	653,101
Amortized Cost	2,792,326	1,348,227
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	9,409	8,328
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	22,480	7,147
Investment securities, available for sale	2,779,255	1,349,408
Pledged Financial Instruments, Not Separately Reported, Securities	1,200,000	800,000
U.S. Treasuries
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	99	98
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	0	0
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	2	1
Investment securities, available for sale	97	97
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Amortized cost	0	11,168
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	76
Held-to-Maturity Market Value	0	11,092
Amortized Cost	32,095	15,695
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	57	220
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	233	0
Investment securities, available for sale	31,919	15,915
Residential Mortgage Backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	25,565	162,093
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	2,042
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	1,045	1,535
Held-to-Maturity Market Value	24,520	162,600
Amortized Cost	565,071	290,793
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	691	849
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	7,163	2,599
Investment securities, available for sale	558,599	289,043
Commercial Mortgage Backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	147,780	255,027
Held To Maturity Gross Unrealized Gain Accumulated In Investments	258	1,372
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	4,385	3,000
Held-to-Maturity Market Value	143,653	253,399
Amortized Cost	423,797	150,356
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	819	164
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	3,581	1,417
Investment securities, available for sale	421,035	149,103
Collateralized Mortgage Backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	12,540	143,545
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	354
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	633	1,602
Held-to-Maturity Market Value	11,907	142,297
Amortized Cost	928,586	306,095
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	4,319	1,158
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	6,158	1,861
Investment securities, available for sale	926,747	305,392
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Amortized cost	243,443	82,175
Held To Maturity Gross Unrealized Gain Accumulated In Investments	1,954	1,804
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	1,359	266
Held-to-Maturity Market Value	244,038	83,713
Amortized Cost	257,300	124,269
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	2,554	2,162
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1,429	676
Investment securities, available for sale	258,425	125,755
Asset-backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	511,430	377,655
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	611	1,628
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	2,810	306
Investment securities, available for sale	509,231	378,977
Other securities
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	73,948	83,266
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	358	2,147
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1,104	287
Investment securities, available for sale	$ 73,202	$ 85,126